Short-term Loan	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Short-term Loan
8.	Short-term Loan
On July 17, 2012 the Company received $250,000 pursuant to a short-term bridge loan from an unrelated party. This loan is without interest and due on demand.